GOODWILL - Cash Generating Units with Allocated Goodwill - Multi Financial Group Inc. (Details) - Multi Financial Group Inc [member]	Dec. 31, 2022
Disclosure of reconciliation of changes in goodwill [line items]
Discount rate after taxes	10.60%
Growth rate used to extrapolate cash flow projections	4.00%
Not later than one year [member]
Disclosure of reconciliation of changes in goodwill [line items]
Lending rate on the loan portfolio and investments	6.40%
Borrowing rate	4.00%
Growth in income from commissions	9.40%
Growth in expenses	4.50%
Discount rate after taxes	10.60%
Growth rate used to extrapolate cash flow projections	4.00%
Later than one year and not later than two years [member]
Disclosure of reconciliation of changes in goodwill [line items]
Lending rate on the loan portfolio and investments	6.60%
Borrowing rate	4.00%
Growth in income from commissions	7.20%
Growth in expenses	3.00%
Later than two years and not later than three years [member]
Disclosure of reconciliation of changes in goodwill [line items]
Lending rate on the loan portfolio and investments	6.80%
Borrowing rate	4.00%
Growth in income from commissions	8.90%
Growth in expenses	2.80%
Later than three years and not later than four years [member]
Disclosure of reconciliation of changes in goodwill [line items]
Lending rate on the loan portfolio and investments	6.90%
Borrowing rate	4.10%
Growth in income from commissions	9.40%
Growth in expenses	1.90%
Later than four years and not later than five years [member]
Disclosure of reconciliation of changes in goodwill [line items]
Lending rate on the loan portfolio and investments	7.00%
Borrowing rate	4.10%
Growth in income from commissions	8.70%
Growth in expenses	3.10%